Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 13:- LEASES

The Company’s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are subject to the Company’s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

The components of lease expenses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
	2025	2024	2023

Operating lease	$4,573	$4,028	5,566
Short-term lease	81	111	80

Total lease expense	$4,654	$4,139	5,646

Cash paid for amounts included in the measurement of operating lease liabilities was $4,593 $4,476 and $5,742 during the years ended December 31, 2025, 2024 and 2023, respectively.

The Company’s operating lease agreements have remaining lease terms ranging from one to five years. Some of these agreements include allowances, such as the Company’s option to extend the leases for additional terms of up to five years.

As of December 31, 2025 and 2024, the weighted average remaining lease term is approximately 6.45 and 7.29 years, respectively, and the weighted average discount rate is 5.5 and 5.4 percent, respectively. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities as of December 31, 2025 were as follows:

2026	$4,754
2027	4,143
2028	3,267
2029	3,016
2030	3,016
Thereafter	3,897

Total operating lease payments	$22,093

Less - imputed interest	(3,480)

Present value of future lease payments	$18,613

For the year ended December 2023, an impairment loss of $1,118 was recorded as a result of the Company’s restructuring. (see Note 2ad).

Information on leases in which the Company is a lessor:

Maturity analysis of undiscounted future lease payments receivable for operating leases:

2026	$7,883
2027	7,822
2028	4,473
2029	602
2030	-